Financial Instruments - Summary of Accounting Classification and Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	$ 1,303	$ 393
Financial assets amortized cost	8,596	3,669
Financial assets	9,899	4,062
Financial assets measured at fair value	1,303	393
Financial liabilities measured at fair value	(63)	0
Financial liabilities at amortized cost	(2,823)	(11,565)
Financial liabilities	(2,886)	(11,565)
Financial liabilities measured at fair value	(63)	0
Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	685	250
Financial assets amortized cost	0	0
Financial assets	685	250
Financial assets measured at fair value	685	250
Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	618	143
Financial assets amortized cost	0	0
Financial assets	618	143
Financial assets measured at fair value	618	143
Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	0	0
Financial assets amortized cost	3,178	1,282
Financial assets	3,178	1,282
Financial assets measured at fair value	0	0
Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	0	0
Financial assets amortized cost	255	172
Financial assets	255	172
Financial assets measured at fair value	0	0
Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	0	0
Financial assets amortized cost	172	42
Financial assets	172	42
Financial assets measured at fair value	0	0
Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair values	0	0
Financial assets amortized cost	4,991	2,173
Financial assets	4,991	2,173
Financial assets measured at fair value	0	0
Convertible redeemable preference shares – liability component [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Financial liabilities at amortized cost		(10,767)
Financial liabilities		(10,767)
Financial liabilities measured at fair value		0
Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0
Financial liabilities at amortized cost	(1,914)
Financial liabilities	(1,914)
Financial liabilities measured at fair value	0
Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(54)
Financial liabilities at amortized cost	0
Financial liabilities	(54)
Financial liabilities measured at fair value	(54)
Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Financial liabilities at amortized cost	(138)	(212)
Financial liabilities	(138)	(212)
Financial liabilities measured at fair value	0	0
Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(9)	0
Financial liabilities at amortized cost	(771)	(586)
Financial liabilities	(780)	(586)
Financial liabilities measured at fair value	(9)	0
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	1,051	228
Financial liabilities measured at fair value	(21)	0
Level 1 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	594	228
Level 1 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	457	0
Level 1 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Convertible redeemable preference shares – liability component [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 1 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0
Level 1 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(21)
Level 1 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	91	22
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	91	22
Level 2 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Convertible redeemable preference shares – liability component [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 2 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0
Level 2 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0
Level 2 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 2 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	161	143
Financial liabilities measured at fair value	(42)	0
Level 3 of fair value hierarchy [member] | Debt investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Equity investments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	161	143
Level 3 of fair value hierarchy [member] | Time deposits [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other receivables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Other assets [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial assets measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Convertible redeemable preference shares – liability component [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value		0
Level 3 of fair value hierarchy [member] | Term Loan [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0
Level 3 of fair value hierarchy [member] | Warrant liabilities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	(33)
Level 3 of fair value hierarchy [member] | Bank loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	0	0
Level 3 of fair value hierarchy [member] | Trade and other payables [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Financial liabilities measured at fair value	$ (9)	$ 0